Above Market Acquired Charters	6 Months Ended
Jun. 30, 2015
Above Market Acquired Charters [Abstract]
Above market acquired charters
5.	Above market acquired charters
For the six month periods ended June 30, 2015 and 2014, revenues included a reduction of $7,631 and $8,243 as amortization of the above market acquired charters, respectively.
An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
Carrying amount as at January 1, 2015	$29,457	$500	$636	$16,728	$16,858	$16,882	$17,144	$17,177	$115,382
Amortization	(2,656)	(428)	(395)	(827)	(828)	(840)	(828)	(829)	(7,631)
Carrying amount as at June 30, 2015	26,801	72	241	15,901	16,030	16,042	16,316	16,348	107,751

As of June 30, 2015 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $107,751 and will be amortized in future years as follows:

For the twelve month period ended June 30,	M/V Cape Agamemnon	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
2016	5,372	72	241	1,668	1,670	1,697	1,676	1,674	14,070
2017	5,357	-	-	1,668	1,670	1,693	1,672	1,669	13,729
2018	5,357	-	-	1,668	1,670	1,693	1,672	1,669	13,729
2019	5,357	-	-	1,668	1,670	1,693	1,672	1,669	13,729
2020	5,358	-	-	1,668	1,670	1,697	1,677	1,674	13,744
Thereafter	-	-	-	7,561	7,680	7,569	7,947	7,993	38,750
Total	26,801	72	241	15,901	16,030	16,042	16,316	16,348	107,751